BUSINESS COMBINATION (Tables)	12 Months Ended
Mar. 31, 2015
BUSINESS COMBINATION
Summary of allocation of the purchase price based on the fair values of the assets acquired and liabilities assumed

The following table summarizes the final allocation of the purchase price based on the fair values of the assets acquired and liabilities assumed relating to TechLaw on August 28, 2014.

Thousands of Yen

Trade accounts receivable	¥264,809
Prepaid expense	72,431
Property and equipment	57,805
Other intangible assets	384,626
Other	9,692

Total assets acquired	789,363

Current liabilities	48,669

Total liabilities assumed	48,669

Total identified net assets	740,694

Goodwill	150,881

Purchase price	¥891,575

Summary of revenue and net loss attributable to acquisition

The following table provides revenues and net loss attributable to TechLaw which were included in the Company’s consolidated statement of income for the year ended March 31, 2015.

Thousands of Yen

Revenues	¥963,666
Loss before income taxes	15,438

Schedule of unaudited pro forma results of operations of acquisition

The pro forma information does not give effect to any potential revenue enhancements, cost synergies or other operating efficiencies that could result from the acquisition (other than those realized subsequent to the August 28, 2014 acquisition date).

	Thousands of Yen
	2014	2015
Revenues	¥804,075	¥1,330,741
Income (loss) before income taxes	(181,521)	(97,211)

	Yen

	2014	2015

Pro forma basic net loss per share	¥(5.3)	¥(2.7)
Pro forma diluted net loss per share	(5.2)	(2.7)